Stock Based Awards - Schedule Of assumptions used in the Black-Scholes Model for options granted (Details)	12 Months Ended
Dec. 31, 2021 $ / shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Dividend yield	0.00%
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	5 years 11 months 19 days
Risk-free interest rate	0.64%
Expected volatility	52.50%
Fair value on grant date	$ 4.49
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	6 years 1 month 6 days
Risk-free interest rate	0.67%
Expected volatility	52.70%
Fair value on grant date	$ 4.55